Current Receivables (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of Current Receivables

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
GST receivable	170,926	187,273
Grant and other receivables	3,261,068	2,006,743

	3,431,994	2,194,016